CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 8 - CONVERTIBLE NOTES

The Company has entered into various convertible notes at face value less debt discounts relating to fees and certain expenses paid in connection with the convertible debt transactions. The conversion provisions are a derivative that qualifies for an exemption from bifurcation and liability accounting as provided for in ASC 815, Derivatives and Hedging – Contracts in Entity’s Own Equity (“ASC 815”).

During the first nine months of 2018, the Company issued convertible notes in the total amount of $2,518,500 (excluding $119,500 of Original Issue Discounts and $65,900 legal fees and broker-dealer commissions) including $1,592,625 of short-term debt and $872,000 of long-term debt as follows:

Short-Term Convertible Notes

In January 2018 we issued a $50,000 Convertible Note to an accredited investor bearing interest at 12% per annum, maturing on December 31, 2018, and convertible into our common stock at a conversion price of $.15 per share.

In February 2018 we issued a total of $250,000 of Convertible Notes to accredited investors convertible into our common stock at conversion prices varying from 50-55% of the average of the lowest trading prices for the 10 trading days prior to conversion, including (i) $150,000 of Convertible Notes bearing interest at 11% per annum and maturing on August 28, 2018, and (ii) a $100,000 Convertible Note bearing interest at 11% per annum and maturing on November 16, 2018. We paid a $3,000 legal fee for this note.

In April 2018 we issued a $75,000 Convertible Note to an accredited investor bearing interest at 12% per annum, maturing on April 11, 2019, and convertible into our common stock at a conversion price equal to 42.5% of the lowest trading price for the 10 trading days prior to conversion. We paid a $2,000 legal fee for this note.

In May 2018 we issued a total of $135,000 of Convertible Notes to accredited investors convertible into our common stock at conversion prices at 55% of the lowest trading price for the 10 trading days prior to conversion, including (i) $75,000 of Convertible Notes bearing interest at 12% per annum and maturing on May 9, 2019, and (ii) a $60,000 Convertible Note bearing interest at 10% per annum and maturing on May 21, 2019. We paid a $3,000 legal fee for this note.

In June 2018 we issued a total of $200,000 of Convertible Notes to accredited investors convertible into our common stock at conversion prices at $0.16 per share and after six months, 55% of the lowest trading price for the 10 trading days prior to conversion, including: (i) $100,000 of Convertible Notes bearing interest at 10% per annum and maturing on June 25, 2019, and (ii) a $100,000 Convertible Note bearing interest at 10% per annum and maturing on June 27, 2019. We paid $10,000 legal fees for these two notes.

In June 2018 we issued a total of $176,000 of Convertible Notes to accredited investors convertible into our common stock at conversion prices at $0.10 per share, along with 480,000 warrants to purchase common stock at $0.20 per share for three years.

In July 2018 we issued a total of $275,000 of Convertible Notes to three accredited investors convertible into our common stock at conversion prices at 50% of the lowest trading prices for the 10 trading days prior to conversion, bearing interest at 8% per annum and maturing on April 19, 2019. No legal or due diligence fees were paid on these notes.

In August 2018 we issued a total of $160,000 of Convertible Notes to two accredited investors convertible into our common stock at conversion prices at 50% of the lowest trading prices for the 10 trading days prior to conversion, bearing interest at 8% per annum and maturing on May 14, 2019. No legal or due diligence fees were paid on these notes.

In September 2018 we issued a total of $25,000 of Convertible Notes to an accredited investor convertible into our common stock at conversion prices at 50% of the lowest trading prices for the 10 trading days prior to conversion, bearing interest at 8% per annum and maturing on June 23, 2019. No legal or due diligence fees were paid on these notes.

In September 2018 we issued a total of $60,000 of Convertible Notes to an accredited investor convertible into our common stock at conversion prices at 55% of the lowest trading price for the 10 trading days prior to conversion. We paid a $2,000 legal fee for this note.

In September 2018 we issued a total of $200,000 of Convertible Notes to accredited investors convertible into our common stock at conversion prices at $0.16 per share and after six months, 55% of the lowest trading price for the 10 trading days prior to conversion, including: (i) $100,000 of Convertible Notes bearing interest at 10% per annum and maturing on September 12, 2019, and (ii) a $100,000 Convertible Note bearing interest at 10% per annum and maturing on September 21, 2019. We paid $10,000 legal and due diligence fees for these two notes.

Long-Term Convertible Notes

In January 2018 we issued a $63,000 Convertible Note to an accredited investor bearing interest at 12% per annum, maturing on December 31, 2018, and convertible into our common stock at a conversion price equal to 42% of the average of the lowest trading prices for the 10 trading days prior to conversion. We paid a $3,000 legal fee for this note.

During January-February 2018 we issued a total of $150,000 of Convertible Notes to accredited investors, bearing interest at 12% per annum, maturing two years after their respective purchase dates, and convertible into our common stock at a conversion price equal to the lower of $.20 per share or the Volume Weighted Average Price (VWAP) for the 10 trading days prior to conversion. We paid $18,000 commissions on these long term notes.

In March 2018 we issued a $63,000 Convertible Note to an accredited investor, bearing interest at 12% per annum, maturing on June 26, 2019, and convertible into our common stock at a conversion price equal to 42% of the average of the lowest trading prices for the 10 trading days prior to conversion. We paid a $3,000 legal fee for this note.

In April and May 2018 we issued a total of $53,000 in Long Term Convertible Notes as follows: Company issued a total of $53,000 in Convertible Notes sold to four accredited individual investors who purchased these notes from our 2018 private placement of $25,000 Notes bearing interest at 12% per annum and maturing two years from their purchase with the noteholders having the right to convert the notes into our common stock at a conversion price equal to the lower of $.20 per share or the Volume Weighted Average Price (VWAP) of our common shares for the ten days prior to conversion. Incident thereto, we also issued 53,000 warrants to purchase our common stock at $0.01 per share for three years to the purchaser of this Note and 53,000 warrants to purchase our common stock at $0.01 per share for three years to the broker-dealer placement agent of this Note.

In June 2018 we issued a $75,000 Convertible Note to an accredited investor, bearing interest at 0% per annum, maturing on June 5, 2021, and convertible into our common stock at a conversion price equal to 55% of the lowest trading prices for the 10 trading days prior to conversion.

In July 2018, we issued a $103,000 convertible promissory note bearing an interest rate of 12% per annum to an accredited investor, payable on October 12, 2019 plus accrued interest, and convertible into our common stock at a conversion price equal to 42% of the lowest trading price during the 10-day trading period prior to conversion. We paid a $3,000 legal and due diligence fee for this note.

In September 2018 we issued a total of $365,000 Convertible Notes to seven accredited investors, bearing interest at 6% per annum, maturing on September 20, 2020, and convertible into our common stock at a conversion price equal to $0.20 per share. We paid no legal fee for these notes.

In September 2018 we issued a $68,000 Convertible Note to an accredited investor bearing interest at 12% per annum, maturing on December 20, 2019, and convertible into our common stock at a conversion price equal to 42% of the lowest trading price for the 10 trading days prior to conversion. We paid a $3,000 legal and due diligence fee for this note.

We evaluated the terms of the convertible notes in accordance with ASC 815-40, Contracts in Entity’s Own Equity, and concluded that the Convertible Notes resulted in a derivative with a beneficial conversion feature since the convertible notes were convertible into shares of common stock at a discount to the market value of the common stock. The discount related to the beneficial conversion feature on the notes was based on the Black-Scholes Model, and is being amortized over the term of the debt. For the nine months ended September 30, 2018, we recognized interest expense of $826,534 related to the amortization of the debt discount.

The derivative liability relating to the beneficial conversion rights was $2,572,376 at September 30, 2018 and was computed using the following variables:

Exercise price	$.01 - $.152
Expected Volatility	90%
Expected Term	6 mos.
Risk free interest rate	0.91 – 2.59%
Expected dividends	-

Short-Term Non-Convertible Note

From January through September 2018, we issued a $26,125 notes to our CEO, a related party, bearing interest at 6% per annum, due on demand.

During the fiscal year ended December 31, 2017, we issued a total of $1,020,000 in notes, whereby $969,600 was in convertible notes as follows:

March 13, 2017 Convertible Note -- On March 13, 2017, we issued a $25,000 convertible promissory note bearing interest at 12.0% per annum to an accredited investor, payable September 13, 2017 plus accrued interest. The holder has the right to convert the note into our common stock at a conversion price equal to 50% of the average of the lowest trading prices during the 10-day period ending on the latest complete trading day prior to the conversion date. In September 2017, this note was converted incident to its terms into 560,660 shares of our common stock.

April 18, 2017 Convertible Note – On April 18, 2017, we issued a $50,000 convertible promissory note bearing interest at 12% per annum to an accredited investor, payable April 18, 2018 plus accrued interest. The holder has the right to convert the note into our common stock at a conversion price equal to 50% of the average of the lowest trading prices during the 10-day period ending on the latest complete trading day prior to the conversion date.

June 8, 2017 Convertible Note – On June 8, 2017, we issued a $53,000 Convertible Note bearing interest at 12% per annum to an accredited investor, payable March 20, 2018 plus accrued interest. The holder has the right to convert the note into our common stock at a conversion price equal to 42% of the average of the lowest trading prices during the 10-day period ending on the latest complete trading day prior to the conversion date.

June 9, 2017 Convertible Notes -- On June 9, 2017 we issued a $50,000 Convertible Note to an accredited investor and a $100,000 Convertible Note to another accredited investor, with both these notes bearing interest at 12% per annum and payable March 9, 2018 plus accrued interest. The holders of these two notes have the right to convert them into our common stock at a conversion price equal to 50% of the average of the lowest trading prices during the 10-day period ending on the latest complete trading day prior to the conversion date.

July 2017 Convertible Note -- In July 2017 we issued a $85,800 Convertible Note to an accredited investor bearing interest at 12% per annum and payable April 26, 2018 plus accrued interest. The noteholder has the right to convert the note into our common stock at a conversion price equal to the lesser of $0.20 per share or 62.5% of the average of the lowest trading prices during the 10-day period ending on the latest complete trading day prior to the conversion date.

August 2017 Convertible Note – In August 2017 we issued a $57,000 Convertible Note to an accredited investor bearing interest at 12% per annum and payable May 1, 2018 plus accrued interest. The noteholder has the right to convert the note into our common stock at a conversion price equal to the lesser of $0.24 per share or 55% of the average of the lowest trading prices during the 10-day period ending on the latest complete trading day prior to the conversion date.

November 2017 Convertible Notes – In November 2017 we issued a $85,800 Convertible Note to a private lending fund bearing interest at 12% per annum and maturing in nine months with the noteholder having the right to convert the note into our common stock at a conversion price equal to a 45% discount to its trading price during the 10-day period prior to conversion. Also, in November 2017, we issued a $100,000 Convertible Note to another private lending fund bearing interest at 6% per annum and maturing November 30, 2018 with the noteholder having the right to convert the note into our common stock at a conversion price equal to the lower of $.30 per share or that price per share representing a 25% discount to the price of a future registered public offering.

December 2017 Convertible Notes -- In December 2017 we issued a total of $363,000 in Convertible Notes as follows:

(i) $63,000 Convertible Note to a private lending group bearing interest at 12% per annum and maturing March 19, 2019 with the noteholder having the right to convert the note into our common stock at a conversion price equal to a 42% discount to the average of its three lowest daily trading prices during the ten days prior to conversion.,

(ii) A total of $300,000 in Convertible Notes sold to four accredited individual investors who purchased these notes from our 2017 private placement of $50,000 Notes bearing interest at 12% per annum and maturing two years from their purchase with the noteholders having the right to convert the notes into our common stock at a conversion price equal to the lower of $.20 per share or the Volume Weighted Average Price (VWAP) of our common shares for the ten days prior to conversion.

We evaluated the terms of the convertible notes in accordance with ASC 815-40, Contracts in Entity's Own Equity, and concluded that the Convertible Note resulted in a derivative with a beneficial conversion feature since the convertible notes were convertible into shares of common stock at a discount to the market value of the common stock. The discount related to the beneficial conversion feature on the notes was based on the Black Scholes Model, and is being amortized over the term of the debt. For the year ended December 31, 2017, we recognized interest expense of $68,042 related to the amortization of the discount.